UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kathleen Prudhomme
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

612-303-3738
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/08

Date of reporting period:  9/30/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)
Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE+

Certificates of Deposit - 24.6%
Allied Irish Bank NY
2.850%, 10/28/2008	$50,000	$50,000
2.880%, 12/08/2008	100,000	100,000
American Express
2.890%, 12/08/2008	56,000	56,000
Bank of Scotland
2.820%, 12/11/2008	20,000	20,000
Barclays Bank NY r
3.087%, 10/06/2008	50,000	50,000
2.871%, 10/22/2008	100,000	100,000
BNP Paribas
7.650%, 10/01/2008	100,000	100,000
Fortis Bank
2.850%, 10/29/2008 &	100,000	100,000
Natixis NY r
7.850%, 10/01/2008	118,000	118,000
7.850%, 10/01/2008	256,000	256,000
7.950%, 10/01/2008	150,000	150,000
Royal Bank of Canada NY
3.215%, 01/02/2009 r	90,000	90,000
Royal Bank of Scotland
2.780%, 10/28/2008	100,000	100,000
2.840%, 12/12/2008	199,000	199,126
Societe Generale NY
7.690%, 10/01/2008 r	120,000	120,000
2.830%, 10/07/2008	100,000	100,000
2.820%, 12/03/2008	90,000	90,000
2.820%, 12/10/2008	100,000	100,000
UBS
2.870%, 12/04/2008	187,600	187,600
Westpac Bank NY
3.109%, 11/20/2008 r	75,000	75,000
Total Certificate of Deposit
(Cost $2,161,726)		2,161,726

Extendible Floating Rate Corporate Notes r - 21.6%
Bank of Scotland
3.008%, 11/06/2008	34,000	34,000
Bayerische Landesbank NY
3.236%, 10/24/2008	237,000	237,000
BP Capital Markets PLC
2.918%, 12/11/2008	50,000	50,000
Dekabank Deutsche Girozentrale
2.836%, 10/20/2008 ■	76,050	76,050
Depfa Bank
2.879%, 12/15/2008 & ■	128,168	128,168
Deutsche Bank
3.414%, 12/22/2008	100,000	100,000
Hartford Life Global Funding
2.836%, 10/01/2008	75,000	75,000
HBOS Treasury Services
2.556%, 10/01/2008 ■	125,000	125,000
HSBC Bank
3.188%, 10/14/2008	50,000	50,000
Jackson National Life Funding ■
2.578%, 10/15/2008	100,000	100,000
3.103%, 11/11/2008	128,000	128,000
Merrill Lynch
2.566%, 10/03/2008	150,000	150,000
MetLife Global Funding
3.163%, 10/14/2008 ■	150,000	150,000
Morgan Stanley
2.638%, 10/15/2008 r &	50,000	50,000
3.800%, 10/27/2008 &	100,000	100,000
National Australia Bank ■
3.025%, 12/08/2008	50,000	50,000
3.025%, 12/08/2008	75,000	75,000
Svenska Handelsbaken
3.001%, 10/06/2008 ■	46,000	46,000
Wachovia Bank
3.001%, 10/06/2008 &	79,000	79,000
WestLB AG New York
2.558%, 10/10/2008 ■	100,000	100,000
Total Extendible Floating Rate Corporate Notes
(Cost $1,903,218)		1,903,218

Floating Rate Corporate Notes r - 16.5%
Abbey National Treasury Services
2.980%, 10/01/2008	250,400	250,400
2.728%, 10/14/2008	20,000	20,000
3.154%, 11/13/2008	50,000	50,000
Allstate Life Global Funding II
3.454%, 12/22/2008	150,000	150,000
Bank of Nova Scotia
3.041%, 10/09/2008 ■	50,000	50,000
Commonwealth Bank
3.051%, 11/03/2008 ■	50,000	50,000
Credit Suisse
7.170%, 10/01/2008	50,000	50,000
Genworth Life Insurance
2.489%, 10/10/2008 & ■	50,000	50,000
Goldman Sachs
3.280%, 10/23/2008 &	50,000	50,000
ING Bank
3.726%, 12/29/2008 ■	100,000	100,000
Lehman Brothers
0.000%, 12/23/2008 & èR	40,000	7,100
Monumental Life Global Funding
2.868%, 10/15/2008 ■	50,000	50,000
PNC Bank
3.015%, 10/28/2008	100,000	100,000
PRICOA Global Funding ■
3.709%, 10/24/2008	50,000	50,000
3.074%, 11/13/2008	50,000	50,000
3.581%, 12/26/2008	75,000	75,000
Toyota Motor
2.060%, 10/01/2008	50,000	50,000
2.060%, 10/01/2008	50,000	50,000
Wells Fargo Bank
7.600%, 10/01/2008	125,000	125,000
Westpac Banking
3.033%, 12/04/2008 ■	75,000	75,000
Total Floating Rate Corporate Notes
(Cost $1,452,500)		1,452,500

Commercial Paper - 9.8%
Non-Asset-Backed - 9.8%
Allied Irish Bank
2.810%, 12/12/2008	90,000	89,494
Danske
3.109%, 10/17/2008 r■	100,000	100,000
Dexia
2.810%, 10/30/2008 &	183,000	182,586
Fortis Bank
2.825%, 12/04/2008 &	100,000	99,498
International Lease &
3.040%, 10/20/2008	222,000	221,643
3.060%, 10/23/2008	100,000	99,814
Societe Generale
2.730%, 12/15/2008	25,000	24,858
UBS Finance
2.820%, 11/04/2008	50,000	49,868
Total Commercial Paper
(Cost $867,761)		867,761

U.S. Government & Agency Securities r - 1.5%
U.S. Agency Debentures - 1.5%
Federal Home Loan Bank
2.110%, 10/01/2008	100,000	100,000
2.115%, 10/01/2008	31,000	31,000
(Cost $131,000)		131,000

Floating Rate Funding Agreements r & - 0.9%
United of Omaha Life Insurance Company
2.786%, 10/01/2008	50,000	50,000
2.786%, 10/01/2008	25,000	25,000
(Cost $75,000)		75,000

Repurchase Agreements - 9.8%
Barclays
2.250%, dated 09/30/2008, matures 10/01/2008, repurchase price $340,921
(collateralized by various securities: Total market value $343,423)	340,900	340,900
Citigroup
7.050%, dated 09/30/2008, matures 10/01/2008, repurchase price $54,111
(collateralized by various securities: Total market value $59,431)	54,100	54,100
7.150%, dated 09/30/2008, matures 10/01/2008, repurchase price $100,020
(collateralized by various securities: Total market value $110,000)	100,000	100,000
7.200%, dated 09/30/2008, matures 10/01/2008, repurchase price $150,030
(collateralized by various securities: Total market value $157,500)	150,000	150,000
Credit Suisse
2.000%, dated 09/30/2008, matures 10/01/2008, repurchase price $220,012
(collateralized by various securities: Total market value $242,004)	220,000	220,000
Total Repurchase Agreements
(Cost $865,000)		865,000

Money Market Funds - 7.3%	SHARES
DWS Institutional Fund	428,000,000	428,000
Goldman Sachs Prime Obligations Fund	214,000,000	214,000
Total Money Market Funds
(Cost $642,000)		642,000

Other Investments - 0.2%
Lehman Credit Support Agreement ☑
(Cost $0)		21,609

Total Investments ◆ - 92.2%
(Cost $8,098,205)		8,119,814
Other Assets and Liabilities, Net º - 7.8%		682,531
Total Net Assets - 100.0%		$8,802,345

+
Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the portfolio are determined at least once per week.  These values are then compared to the securities' amortized cost.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio's administrator will notify the portfolio's board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take.

r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008. The date shown is the next reset date.
&
Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2008, the value of these investments was $1,242,809 or 14.1% of total net assets. Due to changes in market conditions, a number of holdings that had previously been determined to be liquid were deemed illiquid. For so long as the portfolio holds illiquid securities representing 10% or more of its total assets, the portfolio may not purchase additional illiquid securities.

■
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2008, the value of these investments was $1,628,218 or 18.5% of total net assets.

è	Security is in default at September 30, 2008.
◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $8,098,205. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 21,609
	Gross unrealized depreciation	—
	Net unrealized appreciation	$ 21,609
º
Includes a $557,000 receivable for securities sold which represents the proceeds from the portfolio’s redemption, at a net asset value of $1.00 per share of 557,000,000 shares of the Primary Fund, a series of The Reserve Fund (the “Primary Fund”).  Subsequent to such redemption, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds.  The Primary Fund is in the process of liquidating its assets and, subsequent to the period covered by this report, made a partial payment of redemption proceeds to the portfolio in the amount of $282,960.  The timing and amount of future payments that the portfolio may receive is uncertain.  The value of the outstanding portion of the receivable is supported by an agreement between the portfolio and an affiliate of the portfolio’s investment advisor, as described in footnote ☑.

☑
An affiliate of the portfolio’s investment advisor has entered into a support agreement with the portfolio that would prevent any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings, Inc. held in the portfolio, or any losses realized on the portfolio's receivable for its Primary Fund redemption proceeds (up to a maximum loss on such receivable of 5%), from causing the portfolio’s net asset value per share to drop below $1.00.

Summary of Fair Value Exposure

The portfolio adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") on January 1, 2008.
FAS 157 requires the portfolio to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the portfolio are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the portfolio's investments in securities were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 642,000
Level 2 - Other significant observable inputs	7,456,205
Level 3 - Significant unobservable inputs	21,609
Total	$ 8,119,814

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments
in
Securities
Balance as of December 31, 2007	$ —
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	21,609
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2008	$ 21,609

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 26, 2008

By:	/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: November 26, 2008